Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Transaction revenues	$ 415,444	$ 241,814	$ 103,489
Other revenues	3,481	2,306	654
Revenues from payment processing	418,925	244,120	104,143
Cost of services	(216,758)	(113,677)	(44,065)
Gross profit	$ 202,167	$ 130,443	$ 60,078